Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of the company's financing receivables
Net investment in lease, gross	$ 4,338	$ 3,406
Net investment in lease, unearned income	(479)	(344)
Net investment in lease, unguaranteed residual value	545	479
Net investment in lease, amortized cost	4,403	3,540
Net investment in lease, allowance for credit loss	(67)	(50)
Total net investment in lease, net	4,336	3,491
Financing receivable and net investment in lease, gross	16,968	13,052
Financing receivable and net investment in lease, unearned income	(1,189)	(891)
Financing receivable and net investment in lease, unguaranteed residual value	545	479
Financing receivable and net investment in lease, amortized cost	16,324	12,639
Financing receivable and net investment in lease, allowance for credit loss	(141)	(128)
Financing receivable and net investment in lease, net	16,184	12,512
Asset Pledged as Collateral
Components of the company's financing receivables
Amortized cost	84	213
Current portion
Components of the company's financing receivables
Net investment in lease, current	1,257	1,408
Financing receivable and net investment in lease, net	8,475	7,159
Noncurrent portion
Components of the company's financing receivables
Net investment in lease, noncurrent	3,079	2,083
Financing receivable and net investment in lease, net	7,708	5,353
Loans Receivable
Components of the company's financing receivables
Financing receivables, gross	9,634	7,425
Unearned income	(710)	(547)
Amortized cost	8,925	6,878
Allowance for credit losses	(69)	(73)
Total financing receivables, net	8,856	6,804
Loans Receivable | Current portion
Components of the company's financing receivables
Total financing receivables, net	4,226	3,535
Loans Receivable | Noncurrent portion
Components of the company's financing receivables
Total financing receivables, net	4,630	3,269
Held for Investment
Components of the company's financing receivables
Financing receivables, gross	1,865	1,322
Amortized cost	1,865	1,322
Allowance for credit losses	(5)	(5)
Total financing receivables, net	1,861	1,317
Held for Investment | Current portion
Components of the company's financing receivables
Total financing receivables, net	1,861	1,317
Held for Sale
Components of the company's financing receivables
Financing receivables, gross	1,131	900
Amortized cost	1,131	900
Total financing receivables, net	1,131	900
Held for Sale | Current portion
Components of the company's financing receivables
Total financing receivables, net	1,131	900
Client Financing Receivables
Components of the company's financing receivables
Financing receivable and net investment in lease, amortized cost	13,328	10,418
Financing receivable and net investment in lease, allowance for credit loss	$ (136)	$ (123)	$ (150)